Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Numerator used in basic income per share:
Income (Loss) before non-controlling interest	3,510	68,552	(13,766)	(2,274)
Net loss (income) attributable to the non-controlling interest	15	(3)	(116)	(19)

Net income (loss) attributable to the Company	3,525	68,549	(13,882)	(2,293)

Shares (denominator):
Weighted average ordinary shares outstanding	37,443,657	37,780,134	37,986,150	37,986,150
Plus: incremental shares from vesting of restricted shares	3,021,792	3,312,566	—	—

Weighted average ordinary shares outstanding used in computing diluted income (loss) per ordinary share	40,465,449	41,092,700	37,986,150	37,986,150

Net income (loss) attributable to the Company per share – basic	0.09	1.81	(0.37)	0.06

Net income (loss) attributable to the Company per share – diluted	0.09	1.67	(0.37)	0.06